Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 238,370,945.50
Previously Paid Amount	0.00
Total Fee Amount	24,119.83
Total Offset Amount	0.00
Net Fee	$ 24,119.83